Earnings per share	6 Months Ended
Sep. 30, 2023
Earnings per share [abstract]
Earnings per share	Earnings per share

(EUR thousand)	Three months ended September 30		Six months ended September 30
Earnings per share	2023	2022	2023	2022
Profit / (Loss) attributable to the owners of the parent	(511)	(11,729)	7,721	(26,927)
Profit / (Loss) attributable to the owners of the parent attributable to ordinary shares	(424)	(9,725)	6,408	(23,147)
Profit / (Loss) attributable to the owners of the parent attributable to preference shares	(87)	(2,004)	1,313	(3,780)
Weighted average number of basic ordinary shares outstanding (thousand)	190,131	188,546	189,994	184,818
Weighted average number of basic preference shares outstanding (thousand)	39,008	38,861	38,935	30,182
Basic earnings / (loss) per ordinary share	(0.00)	(0.05)	0.03	(0.13)
Profit / (Loss) attributable to the owners of the parent	(511)	(11,729)	7,721	(26,927)
Profit / (Loss) attributable to the owners of the parent attributable to ordinary shares	(425)	(9,725)	6,419	(23,147)
Profit / (Loss) attributable to the owners of the parent attributable to preference shares	(86)	(2,004)	1,302	(3,780)
Weighted average number of diluted ordinary shares outstanding (thousand)	192,078	188,546	191,941	184,818
Weighted average number of diluted preference shares outstanding (thousand)	39,008	38,861	38,935	30,182
Diluted earnings / (loss) per ordinary share	(0.00)	(0.05)	0.03	(0.13)
Basic
Basic earnings per share are calculated by dividing the profit or loss attributable to owners of the parent (i.e. equity shareholders of the Company) by the weighted average number of basic ordinary shares outstanding at the end of the period.
Diluted
Diluted earnings per share are calculated by dividing the profit or loss attributable to owners of the parent (i.e. equity shareholders of the Company) by the weighted average number of diluted ordinary shares outstanding at the end of the period.
For the three and six months ended September 30, 2023, the Company has excluded 8.0 million ordinary shares relating to the Management Incentive Plan from the diluted earnings per ordinary shares calculation, as the impact of those shares is not-dilutive.
For the three and six months ended September 30, 2022, the Company has excluded 10.1 million ordinary shares from the diluted earnings per ordinary share calculation, as the impact of the shares are considered not-dilutive. The ordinary shares relate to the Management Incentive Plan and are potentially dilutive instruments.
The 30,735,950 outstanding warrants as of September 30, 2023 and September 30, 2022 are considered as not-dilutive.